General Information (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification of Previously Reported Amounts
We have recast the comparative figures in the Consolidated Statement of Operations. The table below shows effects of this reclassification on the previously reported numbers.
Consolidated Statement of Operations for the year ended December 31, 2019 (Successor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	264	(223)	41
Management contract revenues	—	338	338
Other revenues	127	(115)	12

Vessel and rig operating expenses	(770)	44	(726)
Reimbursable expenses	(262)	223	(39)
Management contract expenses	—	(302)	(302)
Selling, general and administrative expenses	(130)	35	(95)

Consolidated Statement of Operations for the period from July 2, 2018 through December 31, 2018 (Successor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	26	(10)	16
Management contract revenues	—	56	56
Other revenues	46	(46)	—

Vessel and rig operating expenses	(357)	16	(341)
Reimbursable expenses	(24)	9	(15)
Management contract expenses	—	(44)	(44)
Selling, general and administrative expenses	(62)	19	(43)

Consolidated Statement of Operations for the period from January 1, 2018 through July 1, 2018 (Predecessor)

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	21	—	21
Management contract revenues	—	38	38
Other revenues	72	(38)	34

Vessel and rig operating expenses	(407)	(10)	(417)
Reimbursable expenses	(20)	2	(18)
Management contract expenses	—	(45)	(45)
Selling, general and administrative expenses	(100)	53	(47)